Share Capital and Reserves - Schedule of Share Capital Number of Shares (Details) - Capital reserve [member] - shares	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share Capital Number of Shares [Line Items]
Total outstanding shares	51,364,520	49,497,334
Common shares [Member]
Schedule of Share Capital Number of Shares [Line Items]
Total outstanding shares	51,364,520	49,497,334